UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Number of issuing entity:  333-268757-14
Central Index Key Number of issuing entity:  0002067124

EXETER AUTOMOBILE RECEIVABLES TRUST 2025-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-268757
Central Index Key Number of depositor:  0001654238

EFCAR, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

EXETER FINANCE LLC
(Exact name of sponsor as specified in its charter)

Jodi Blanton, (469) 754-4396
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

33-6847318
45-2673519
(I.R.S. Employer Identification No.)

c/o Exeter Finance LLC 2101 W. John Carpenter Freeway Irving, Texas (Address of principal executive offices of the issuing entity)	75063 (Zip Code)

(469) 754-4396
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒
Class D Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

No assets securitized by Exeter Finance LLC (the “Securitizer”) and held by Exeter Automobile Receivables Trust 2025-3 were the subject of a demand to repurchase for breach of the representations and warranties during the distribution period from July 1, 2026 to July 31, 2026.

The Securitizer (Central Index Key Number: 0001541713) most recently filed a Form ABS-15G on February 6, 2026.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2025-3 on August 31, 2026 with respect to the distribution period commencing on July 1, 2026 and ending on July 31, 2026 are hereby incorporated by reference into this Form 10-D.

Item 1B.    Asset Representations Reviewer and Investor Communication.

None.

PART II — OTHER INFORMATION

Item 2.  Legal Proceedings.

None.

Item 3.  Sales of Securities and Use of Proceeds.

None.

Item 4.  Defaults Upon Senior Securities.

None.

Item 5.  [Reserved].

None.

Item 6.  Significant Obligors of Pool Assets.

None.

Item 7.  Change in Sponsor Interest in the Securities.

None.

Item 8.  Significant Enhancement Provider Information.

None.

Item 9.  Other Information.

None.

Item 10.  Exhibits.

(a)  Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)  Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1
Asset Data File for the distribution period commencing on July 1, 2026 and ending on July 31, 2026 (included in Exhibit 102 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2025-3 with the Commission on August 31, 2026, which is incorporated by reference herein).

103.1
Asset Related Document for the distribution period commencing on July 1, 2026 and ending on July 31, 2026 (included in Exhibit 103 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2025-3 with the Commission on August 31, 2026, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  August 31, 2026

EXETER AUTOMOBILE RECEIVABLES TRUST 2025-3
(Issuing Entity)
By:       Exeter Finance LLC, as Servicer
By:      /s/ Michael Hayes
Name:   Michael Hayes
Title:       Executive Vice President & Treasurer